As filed with the Securities and Exchange Commission on March 1, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Address of principal executive offices) (Zip code)

J. GLENN HABER
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

COMMON STOCKS (99.3%)

Autos and Transportation (2.5%)
CSX Corp.		931,500	$32,071,545
Skywest, Inc.		1,408,282	35,925,274
Wabtec Corp.		973,950	29,588,601
			97,585,420
Consumer Discretionary and Services (16.9%)
Administaff, Inc.		601,400	25,721,878
aQuantive, Inc. *		1,287,600	31,752,216
Carter's, Inc. *		1,154,050	29,428,275
Coach, Inc. *		767,600	32,976,096
GameStop Corp. *		650,350	35,840,788
Genesco Inc. *		669,400	24,968,620
J.C. Penney Co., Inc.		192,400	14,884,064
Knot, Inc. (The) *		1,021,625	26,807,440
Monster Worldwide, Inc. *		279,400	13,031,216
MSC Industrial Direct Co., Inc. Cl. A		861,700	33,735,555
Navigant Consulting, Inc. *		633,350	12,514,996
Nutri System, Inc. *		260,100	16,487,739
Orient-Express Hotels Ltd.		451,400	21,360,248
Panera Bread Co. *		647,400	36,196,134
Penn National Gaming, Inc. *		857,987	35,709,419
Rollins, Inc.		829,850	18,347,984
Ruth's Chris Steak House, Inc. *		798,954	14,604,879
Texas Roadhouse, Inc. *		1,134,156	15,038,909
Univision Communications Inc. *		276,798	9,804,185
Urban Outfitters, Inc. *		818,650	18,853,510
Vail Resorts, Inc. *		639,650	28,669,113
ValueClick, Inc. *		1,125,288	26,590,555
Volcom, Inc. *		611,860	18,092,700
WESCO International, Inc. *		1,024,000	60,221,440
WMS Industries Inc. *		908,550	31,672,053
World Fuel Services Corp.		698,450	31,053,087
			664,363,099
Consumer Staples (2.5%)
Church & Dwight, Inc.		649,175	27,687,314
Flowers Foods, Inc.		713,300	19,251,967
Fomento Economico Mexicano S.A. de C.V. - ADR		453,325	52,476,902
			99,416,183
Energy (8.9%)
Arena Resources, Inc. *		654,097	27,936,483
Carrizo Oil & Gas, Inc. *		196,350	5,698,077
Diamond Offshore Drilling, Inc.		891,375	71,256,517
Dril-Quip, Inc. *		832,150	32,586,994
Horizon Offshore, Inc. *		420,673	6,856,970
Input/Output, Inc. *		1,207,900	16,463,677
National-Oilwell Varco, Inc. *		669,100	40,935,538
Noble Corp.		1,426,200	108,605,130
Noble Energy, Inc.		303,450	14,890,292
Petrohawk Energy Corp. *		503,411	5,789,227
Tetra Technologies, Inc. *		313,000	8,006,540
Warren Resources, Inc. *		1,030,795	12,080,917
			351,106,362
Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Financial Services (21.5%)
Affiliated Managers Group, Inc. *		116,975	$12,297,582
Alliance Data Systems Corp. *		866,400	54,124,008
Allied World Assurance Holdings, Ltd		540,300	23,573,289
Ameriprise Financial, Inc.		424,950	23,159,775
Arch Capital Group Ltd. *		736,410	49,788,680
Assurant, Inc.		963,250	53,219,562
CBL & Associates Properties, Inc.		181,525	7,869,109
East West Bancorp, Inc.		1,184,531	41,956,088
First Potomac Realty Trust		548,350	15,962,468
GATX Corp.		852,000	36,917,160
GFI Group, Inc. *		696,606	43,370,690
HealthExtras, Inc. *		1,059,628	25,537,035
Host Marriott Corp.		950,700	23,339,685
Investment Technology Group, Inc. *		1,033,400	44,312,192
Lazard Ltd Cl. A		879,400	41,630,796
Northern Trust Corp.		1,195,550	72,557,930
Redwood Trust, Inc.		598,150	34,740,552
SEI Investments Co.		224,543	13,373,781
Signature Bank *		672,276	20,827,110
Sotheby's Holdings, Inc. Cl. A		2,391,956	74,198,475
Sunstone Hotel Investors, Inc.		1,994,977	53,325,735
W.R. Berkley Corp.		1,240,550	42,811,380
Williams Scotsman International, Inc. *		984,330	19,312,555
Zions Bancorp.		219,925	18,130,617
			846,336,254
Health Care (12.3%)
ArthroCare Corp. *		762,357	30,433,291
Barr Pharmaceuticals, Inc. *		455,600	22,834,672
Cytyc Corp. *		1,978,950	56,004,285
Endo Pharmaceuticals Holdings Inc. *		1,518,696	41,885,636
Immucor, Inc. *		934,178	27,306,023
Integra LifeSciences Holdings Corp. *		864,463	36,817,479
Intuitive Surgical, Inc. *		253,000	24,262,700
Myriad Genetics, Inc. *		1,106,283	34,626,658
Nastech Pharmaceutical Co. Inc. *		307,664	4,654,956
Nektar Therapeutics *		1,153,031	17,537,602
Omnicare, Inc.		622,925	24,063,593
PDL Biopharma, Inc. *		794,060	15,992,368
Psychiatric Solutions, Inc. *		825,489	30,972,347
QIAGEN N.V. *		1,193,724	18,061,044
Shire Pharmaceuticals Group PLC-ADR		281,227	17,368,580
SonoSite, Inc. *		560,200	17,326,986
United Therapeutics Corp. *		579,147	31,488,222
VCA Antech, Inc. *		364,150	11,721,989
Viasys Healthcare, Inc. *		700,600	19,490,692
			482,849,123
Materials and Processing (7.1%)
Airgas, Inc.		302,650	12,263,378
Brush Engineered Materials, Inc. *		462,000	15,601,740
Chaparral Steel Co.		789,700	34,960,019
Precision Castparts Corp.		1,277,250	99,983,130
RTI International Metals, Inc. *		1,006,325	78,714,742
Washington Group International, Inc. *		655,684	39,203,346
			280,726,355
Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Other (1.6%)
McDermott International, Inc. *		1,237,900	$62,959,594

Producer Durables (8.3%)
ASML Holding N.V. - ADR *		775,350	19,096,871
Emcore Corp. *		1,281,032	7,084,107
Esterline Technologies Corp. *		403,800	16,244,874
Flow International Corp. *		1,515,458	16,700,347
General Cable Corp. *		470,000	20,543,700
Herman Miller, Inc.		1,858,085	67,559,971
Joy Global Inc.		1,655,807	80,041,710
Manitowoc Co., Inc.		353,250	20,993,647
Mattson Technology, Inc. *		1,739,016	16,207,629
Middleby Corp. *		138,550	14,502,029
Thomas & Betts Corp. *		985,000	46,570,800
			325,545,685
Technology (13.8%)
Autodesk, Inc. *		1,049,800	42,474,908
Citrix Systems, Inc. *		1,037,950	28,076,547
CommScope, Inc. *		955,200	29,114,496
Comverse Technology, Inc. *		1,127,844	23,808,787
Diodes, Inc. *		752,072	26,683,515
F5 Networks, Inc. *		354,350	26,296,313
FormFactor, Inc. *		770,888	28,715,578
Harris Corp.		257,600	11,813,536
Informatica Corp. *		1,889,542	23,071,308
Intersil Corp.		1,227,800	29,368,976
Marvell Technology Group Ltd. *		1,592,600	30,561,994
Microchip Technology, Inc.		458,050	14,978,235
MICROS Systems, Inc. *		673,777	35,508,048
Microsemi Corp. *		1,520,283	29,873,561
Network Appliance, Inc. *		513,600	20,174,208
Rackable Systems, Inc. *		459,050	14,216,778
Rockwell Automation, Inc.		477,250	29,150,430
Trident Microsystems, Inc. *		776,710	14,120,588
Trimble Navigation Ltd. *		519,552	26,356,873
Verifone Holdings, Inc. *		384,350	13,605,990
Viasat, Inc. *		719,580	21,450,680
Witness Systems, Inc. *		1,263,827	22,154,887
			541,576,236
Utilities (3.9%)
El Paso Electric Co. *		1,252,550	30,524,643
ITC Holdings Corp.		145,500	5,805,450
NII Holdings, Inc. *		541,200	34,874,928
PNM Resources, Inc.		1,193,750	37,125,625
PPL Corp.		1,307,050	46,844,672
			155,175,318

TOTAL COMMON STOCKS
(Cost $3,406,212,316)			$3,907,639,629

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

SHORT TERM INVESTMENTS (0.8%)

Commercial Paper (0.8%)
Countrywide
5.400%, 01/03/2007		$31,507,000	$31,497,548

Variable Rate Demand Notes (0.0%) **
Wisconsin Corp. Central Credit Union
4.869%, 12/31/20031		425,935	425,935

TOTAL SHORT TERM INVESTMENTS
(Cost $31,923,483)			$31,923,483

TOTAL INVESTMENTS (100.1%)			$3,939,563,112
(Cost $3,438,135,799)

Liabilities in Excess of Other Assets (0.1%)			(4,927,365)
TOTAL NET ASSETS (100.0%)			$3,934,635,747

ADR	American Depository Receipt
*	Non-income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
	The interest rate shown is as of December 31, 2006.

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$3,443,856,700
Gross tax unrealized appreciation		568,984,592
Gross tax unrealized depreciation		(73,278,180)
Net tax unrealized appreciation		$495,706,412

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

COMMON STOCKS (93.2%)

Autos & Transportation (2.7%)
CSX Corp.		24,650	$848,699
Skywest, Inc.		17,550	447,701
Southwest Airlines Co.		51,925	795,491
Wabtec Corp.		18,000	546,840
			2,638,731
Consumer Discretionary & Services (14.6%)
aQuantive, Inc. *		30,100	742,266
Carter's, Inc. *		32,525	829,387
Coach, Inc. *		17,550	753,948
GameStop Corp. *		19,850	1,093,934
Hilton Hotels Corp.		36,275	1,265,998
J.C. Penney Co., Inc.		6,075	469,962
Kohl's Corp. *		14,175	969,995
Monster Worldwide, Inc. *		7,450	347,468
MSC Industrial Direct Co., Inc.		17,175	672,401
Nutri System, Inc. *		8,800	557,832
Panera Bread Co. *		17,500	978,425
Penn National Gaming, Inc. *		22,000	915,640
Tiffany & Co.		17,200	674,928
Univision Communications, Inc. *		10,975	388,735
Urban Outfitters, Inc. *		35,000	806,050
Vail Resorts, Inc. *		20,250	907,605
WESCO International, Inc. *		24,100	1,417,321
World Fuel Services Corp.		16,100	715,806
			14,507,701
Consumer Staples (2.6%)
Church & Dwight, Inc.		18,725	798,621
CVS Corp.		23,575	728,704
Fomento Economico Mexicano S.A. de C.V. - ADR		9,275	1,073,674
			2,600,999
Energy (7.6%)
Carrizo Oil & Gas, Inc. *		4,500	130,590
Diamond Offshore Drilling, Inc.		20,575	1,644,765
Dril-Quip, Inc. *		18,500	724,460
National-Oilwell Varco, Inc. *		19,500	1,193,010
Noble Energy, Inc.		12,100	593,747
Noble Corp.		32,475	2,472,971
Tetra Technologies, Inc. *		9,700	248,126
Transocean Inc. *		6,550	529,830
			7,537,499
Financial Services (22.4%)
ACE Limited		13,250	802,553
Affiliated Managers Group, Inc. *		2,740	288,056
Alliance Data Systems Corp. *		20,125	1,257,209
Allied World Assurance Holdings, Ltd		17,100	746,073
Ameriprise Financial, Inc.		10,450	569,525
Arch Capital Group Ltd. *		15,425	1,042,884
Assurant, Inc.		19,675	1,087,044
Capital One Financial Corp.		9,150	702,903
Chubb Corp.		21,075	1,115,078
East West Bancorp, Inc.		28,575	1,012,126
Franklin Resources, Inc.		12,025	1,324,794
GATX Corp.		20,350	881,765
GFI Group, Inc. *		15,300	952,578
HealthExtras, Inc. *		29,100	701,310
Host Marriott Corp.		18,300	449,265
Investment Technology Group, Inc. *		23,800	1,020,544
Lazard Ltd Cl. A		14,050	665,127
Northern Trust Corp.		26,300	1,596,147
Paychex, Inc.		25,050	990,477
Redwood Trust, Inc.		12,350	717,288
SEI Investments Co.		6,725	400,541
Sotheby's Holdings, Inc. Cl. A		51,975	1,612,265
Sunstone Hotel Investors, Inc.		42,000	1,122,660
W.R. Berkley Corp.		26,200	904,162
Zions Bancorp.		2,925	241,137
			22,203,511
Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Health Care (11.0%)
Barr Pharmaceuticals, Inc. *		18,600	$932,232
Caremark Rx, Inc.		18,350	1,047,968
Cytyc Corp. *		43,400	1,228,220
Endo Pharmaceuticals Holdings Inc. *		31,725	874,975
Genzyme Corp. *		10,211	628,793
Gilead Sciences, Inc. *		9,200	597,356
Immucor, Inc. *		15,800	461,834
Intuitive Surgical, Inc. *		7,100	680,890
Nektar Therapeutics *		26,350	400,784
Omnicare, Inc.		17,850	689,546
Psychiatric Solutions, Inc. *		24,800	930,496
QIAGEN N.V. *		29,500	446,335
Shire Pharmaceuticals Group PLC - ADR		8,675	535,768
United Therapeutics Corp. *		15,550	845,454
VCA Antech, Inc. *		19,800	637,362
			10,938,013
Materials & Processing (6.8%)
Airgas, Inc.		7,000	283,640
Allegheny Technologies, Inc.		7,800	707,304
Chaparral Steel Co.		17,150	759,230
Precision Castparts Corp.		25,200	1,972,656
RTI International Metals, Inc. *		21,950	1,716,929
United States Steel Corp.		5,025	367,528
Washington Group International, Inc. *		9,050	541,100
Weyerhaeuser Co.		4,950	349,718
			6,698,105
Other (1.7%)
McDermott International, Inc. *		32,462	1,651,017

Producer Durables (5.9%)
ASML Holding N.V. - ADR *		24,825	611,440
General Cable Corp. *		6,400	279,744
Herman Miller, Inc.		45,975	1,671,651
Joy Global, Inc.		43,175	2,087,079
Thomas & Betts Corp. *		24,175	1,142,994
			5,792,908
Technology (13.2%)
Acme Packet, Inc. *		13,400	276,576
Adobe Systems Inc. *		11,425	469,796
Autodesk, Inc. *		26,725	1,081,293
Citrix Systems, Inc. *		29,500	797,975
Cognizant Technology Solutions Corp. *		5,250	405,090
CommScope, Inc. *		26,350	803,148
Comverse Technology, Inc. *		27,050	571,025
Diodes, Inc. *		18,600	659,928
F5 Networks, Inc. *		5,675	421,142
Harris Corp.		10,050	460,893
Intersil Corp.		37,900	906,568
Marvell Technology Group Ltd. *		37,500	719,625
Microchip Technology, Inc.		22,225	726,758
MICROS Systems, Inc. *		13,900	732,530
Microsemi Corp. *		28,950	568,868
Network Appliance, Inc. *		23,625	927,990
Riverbed Technology, Inc. *		23,650	726,055
Rockwell Automation, Inc.		10,475	639,813
Trimble Navigation Ltd. *		16,725	848,459
Verifone Holdings, Inc. *		10,600	375,240
			13,118,772
Utilities (4.7%)
Constellation Energy Group, Inc. *		6,050	416,664
El Paso Electric Co. *		19,875	484,354
NII Holdings, Inc. *		15,000	966,600
PNM Resources, Inc.		38,600	1,200,460
PPL Corp.		26,875	963,200
TXU Corp.		10,850	588,178
			4,619,456

TOTAL COMMON STOCKS
(Cost $85,379,259)			$92,306,712

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

SHORT TERM INVESTMENTS (2.2%)

Commercial Paper (2.1%)
Countrywide
5.400%, 01/03/2007		$2,118,000	$2,117,365

Money Market Mutual Funds (0.1%)
Fidelity Institutional Money Market
4.920%, 12/31/2031		105,507	105,507

TOTAL SHORT TERM INVESTMENTS
(Cost $2,222,872)			$2,222,872

TOTAL INVESTMENTS (95.4%)			$94,529,584
(Cost $87,602,131)

Other Assets in Excess of Liabilities (4.6%)			4,524,209
TOTAL NET ASSETS (100.0%)			$99,053,793

ADR	American Depository Receipt
*	Non-income producing security.

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$87,602,135
Gross tax unrealized appreciation		8,401,615
Gross tax unrealized depreciation		(1,474,166)
Net tax unrealized appreciation		$6,927,449

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

COMMON STOCKS (98.5%)

Consumer Discretionary (9.8%)
Best Buy Co, Inc.		118,100	5,809,339
Comcast Corp. Cl. A *		258,250	10,931,722
Hilton Hotels Corp.		236,425	8,251,232
Home Depot, Inc.		58,100	2,333,296
J.C. Penney Co., Inc.		44,200	3,419,312
Kohl's Corp. *		162,300	11,106,189
News Corp.		403,350	8,663,958
Panera Bread Co. *		93,000	5,199,630
Target Corp.		103,450	5,901,823
Tiffany & Co.		99,350	3,898,494
			65,514,995
Consumer Staples (8.2%)
CVS Corp.		189,500	5,857,445
Fomento Economico Mexicano S.A. de C.V. - ADR		42,550	4,925,588
PepsiCo, Inc.		307,327	19,223,304
Procter & Gamble Co.		377,138	24,238,659
			54,244,996
Energy (10.3%)
Diamond Offshore Drilling, Inc.		106,200	8,489,628
EnCana Corp.		161,800	7,434,710
Exxon Mobil Corp.		136,652	10,471,643
National-Oilwell Varco, Inc. *		114,658	7,014,776
Noble Energy, Inc.		59,394	2,914,464
Royal Dutch Shell PLC - ADR		79,150	5,603,028
Schlumberger Limited		176,950	11,176,162
Total SA - ADR		113,950	8,195,284
Transocean, Inc. *		93,200	7,538,948
			68,838,643
Financials (20.3%)
ACE Ltd.		128,500	7,783,245
American Express Co.		135,800	8,238,986
American International Group, Inc.		227,707	16,317,484
Assurant, Inc.		74,400	4,110,600
Bank of America Corp.		275,342	14,700,509
Capital One Financial Corp.		71,150	5,465,743
Chubb Corp.		188,800	9,989,408
Citigroup, Inc.		71,186	3,965,060
Franklin Resources, Inc.		98,300	10,829,711
Genworth Financial, Inc.		58,650	2,006,416
Goldman Sachs Group, Inc.		25,175	5,018,636
J.P. Morgan Chase & Co.		136,450	6,590,535
Lehman Brothers Holdings Inc.		105,000	8,202,600
Northern Trust Corp.		94,750	5,750,378
Prudential Financial, Inc.		177,050	15,201,513
W.R. Berkley Corp.		106,100	3,661,511
Wells Fargo & Co.		198,450	7,056,882
			134,889,217
Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Health Care (13.0%)
Aetna, Inc.		119,100	$ 5,142,738
Amgen Inc. *		109,125	7,454,329
Barr Pharmaceuticals, Inc. *		63,050	3,160,066
Caremark Rx, Inc.		46,200	2,638,482
Cytyc Corp. *		98,700	2,793,210
Genzyme Corp. *		56,850	3,500,823
Gilead Sciences, Inc. *		156,100	10,135,573
Johnson & Johnson		136,777	9,030,017
Medtronic, Inc.		134,600	7,202,446
Novartis AG - ADR		216,250	12,421,400
Omnicare, Inc.		56,000	2,163,280
Roche Holding Ltd. AG - ADR		56,950	5,096,900
Shire Pharmaceuticals Group PLC - ADR		53,213	3,286,435
Wyeth		241,950	12,320,094
			86,345,793
Industrials (13.3%)
Boeing Co.		75,575	6,714,083
Caterpillar Inc.		55,450	3,400,749
CSX Corp.		150,950	5,197,208
Deere & Co.		35,000	3,327,450
FedEx Corp.		67,000	7,277,540
GATX Corp.		71,850	3,113,261
General Electric Co.		581,674	21,644,090
Honeywell International Inc.		75,900	3,433,716
Joy Global Inc.		102,112	4,936,094
McDermott International, Inc. *		150,612	7,660,126
Precision Castparts Corp.		85,450	6,689,026
Rockwell Automation, Inc.		52,775	3,223,497
Southwest Airlines Co.		334,700	5,127,604
United Technologies Corp.		104,300	6,520,836
			88,265,280
Information Technology (17.9%)
Adobe Systems, Inc. *		116,348	4,784,230
Apple Computer, Inc. *		73,400	6,227,256
ASML Holding N.V. - ADR *		208,000	5,123,040
Autodesk, Inc. *		155,800	6,303,668
Cisco Systems, Inc. *		420,235	11,485,023
Citrix Systems, Inc. *		157,550	4,261,728
Comverse Technology, Inc. *		192,350	4,060,508
Corning, Inc. *		343,975	6,435,772
Google, Inc. Cl. A *		14,100	6,492,768
Hewlett-Packard Co.		262,650	10,818,553
Intersil Corp.		139,550	3,338,036
Marvell Technology Group Ltd. *		282,350	5,418,296
Microchip Technology, Inc.		132,000	4,316,400
Microsoft Corp.		315,686	9,426,384
Oracle Corp. *		459,250	7,871,545
QUALCOMM, Inc.		165,735	6,263,126
SAP AG - ADR		89,500	4,752,450
Texas Instruments, Inc.		170,141	4,900,061
Trimble Navigation Ltd. *		29,500	1,496,535
Yahoo!, Inc. *		203,000	5,184,620
			118,959,999
Materials (2.5%)
Alcoa, Inc.		93,865	2,816,889
Allegheny Technologies, Inc.		66,150	5,998,482
United States Steel Corp.		49,008	3,584,445
Weyerhaeuser Co.		60,000	4,239,000
			16,638,816
Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Telecommunication Services (1.6%)
America Movil S.A. de C.V. - ADR		236,450	10,692,269

Utilities (1.6%)
Constellation Energy Group, Inc.		43,150	2,971,740
Dominion Resources, Inc.		27,400	2,297,216
TXU Corp.		94,550	5,125,556
			10,394,512
TOTAL COMMON STOCKS
(Cost $519,418,621)			$654,784,520

		Principal
		Amount	Value

SHORT TERM INVESTMENTS (2.0%)

Commercial Paper (2.0%)
Countrywide
5.400%, 01/03/2007		$12,952,000	$12,948,115

Variable Rate Demand Notes (0.0%) **
Wisconsin Corp. Central Credit Union
4.990%, 12/31/2031		218,957	218,957

TOTAL SHORT TERM INVESTMENTS
(Cost $13,167,071)			$13,167,072

TOTAL INVESTMENTS (100.5%)
(Cost $532,585,692)			$667,951,592

Liabilities in Excess of Other Assets (0.5%)			(3,376,882)
TOTAL NET ASSETS (100.0%)			$664,574,710

ADR	American Depository Receipt
*	Non-income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
	The interest rate shown is as of December 31, 2006.

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$533,840,778
Gross tax unrealized appreciation		142,513,690
Gross tax unrealized depreciation		(8,402,876)
Net tax unrealized appreciation		$134,110,814

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Rainier Growth Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

COMMON STOCKS (107.4%)

Autos & Transportation (4.0%)
CSX Corp.		8,375	$288,351
FedEx Corp.		4,925	534,954
Southwest Airlines Co.		9,125	139,795
			963,100
Consumer Discretionary & Services (18.9%)
aQuantive, Inc. *		2,900	71,514
Coach, Inc. *		6,000	257,760
Google, Inc. Cl. A *		1,850	851,888
Hilton Hotels Corp.		7,625	266,112
Kohl's Corp. *		4,800	328,464
MGM Mirage *		7,550	432,992
News Corp.		35,575	764,151
Nike, Inc.		5,725	566,947
Panera Bread Co. *		4,650	259,982
Starbucks Corp. *		17,500	619,850
Yahoo!, Inc. *		6,150	157,071
			4,576,731
Consumer Staples (4.2%)
PepsiCo, Inc.		6,450	403,448
Procter & Gamble Co.		9,500	610,565
			1,014,013
Energy (5.3%)
Diamond Offshore Drilling, Inc.		2,750	219,835
National-Oilwell Varco, Inc. *		5,400	330,372
Noble Corp.		3,250	247,488
Schlumberger Ltd.		7,775	491,069
			1,288,764
Financial Services (15.2%)
Affiliated Managers Group, Inc. *		3,575	375,840
Alliance Data Systems Corp. *		4,850	302,979
American Express Co.		9,400	570,298
Chicago Mercantile Exchange Holdings Inc.		420	214,095
Franklin Resources, Inc.		3,650	402,120
Goldman Sachs Group, Inc.		4,225	842,254
Investment Technology Group, Inc. *		3,875	166,160
Lazard Ltd		5,875	278,123
Paychex, Inc.		6,000	237,240
Prudential Financial, Inc.		3,225	276,898
			3,666,007
Health Care (18.5%)
Alcon, Inc.		3,775	421,932
Genentech, Inc. *		5,700	462,441
Genzyme Corp. *		3,150	193,977
Gilead Sciences, Inc. *		3,950	256,473
Intuitive Surgical, Inc. *		1,750	167,825
Johnson & Johnson		7,250	478,645
Medtronic, Inc.		9,075	485,603
Novartis AG - ADR		9,125	524,140
Roche Holding Ltd, AG - ADR		5,100	456,439
Shire Pharmaceuticals Group PLC - ADR		2,425	149,768
UnitedHealth Group Inc.		10,000	537,300
Zimmer Holdings, Inc. *		4,250	333,115
			4,467,658
Materials & Processing (5.5%)
Allegheny Technologies, Inc.		2,550	231,234
Monsanto Co.		9,300	488,529
Precision Castparts Corp.		7,825	612,541
			1,332,304
Other (3.1%)
General Electric Co.		11,500	427,915
McDermott International, Inc. *		6,575	334,405
			762,320
Producer Durables (4.9%)
ASML Holding N.V. - ADR *		11,450	282,013
Boeing Co.		5,050	448,642
Caterpillar Inc.		3,675	225,388
United Technologies Corp.		3,525	220,383
			1,176,426
Rainier Growth Equity Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Technology (22.5%)
Adobe Systems Inc. *		8,425	$346,436
Akamai Technologies, Inc. *		3,925	208,496
Apple Computer, Inc. *		6,700	568,428
Autodesk, Inc. *		6,875	278,162
Cisco Systems, Inc. *		25,375	693,499
Citrix Systems, Inc. *		4,850	131,192
Cognizant Technology Solutions Corp. *		3,100	239,196
Corning Inc. *		8,675	162,309
Marvell Technology Group Ltd. *		15,350	294,567
Microchip Technology, Inc.		6,200	202,740
Microsoft Corp.		20,575	614,370
Network Appliance, Inc. *		9,100	357,448
Oracle Corp. *		21,800	373,652
QUALCOMM, Inc.		10,775	407,187
Research In Motion Ltd. *		1,900	242,782
SAP AG - ADR		3,525	187,178
Texas Instruments Inc.		4,275	123,120
			5,430,762
Utilities (5.3%)
America Movil S.A. de C.V. - ADR		9,025	408,110
Comcast Corp. Cl. A *		12,000	507,960
NII Holdings, Inc. *		5,775	372,141
			1,288,211

TOTAL COMMON STOCKS
(Cost $23,915,008)			$25,966,296

		Principal
		Amount	Value

SHORT TERM INVESTMENTS (3.2%)

Commercial Paper (2.8%)
Countrywide
5.400%, 01/03/2007		684,000	683,795

Variable Rate Demand Notes (0.4%) **
Wisconsin Corp. Central Credit Union
4.869%, 12/31/2031		93,601	93,601

TOTAL SHORT TERM INVESTMENTS
(Cost $777,396)			$777,396

TOTAL INVESTMENTS (110.6%)
(Cost $24,692,404)			$26,743,692

Liabilities in Excess of Other Assets (10.6%)			(2,557,869)
TOTAL NET ASSETS (100.0%)			$24,185,823

ADR	American Depository Receipt
*	Non-income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
	The interest rate shown is as of December 31, 2006.

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$24,702,023
Gross tax unrealized appreciation		2,551,236
Gross tax unrealized depreciation		(509,567)
Net tax unrealized appreciation		$2,041,669

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

DEBT SECURITIES (35.5%)

ASSET BACKED SECURITIES (1.6%)

Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013		$1,425,000	$1,445,212

Series 2003-A3, 3.100%, 03/10/2010		500,000	487,887

TOTAL ASSET BACKED SECURITIES
(Cost $1,909,526)			$1,933,099

CORPORATE BONDS (17.2%)

Finance (13.9%)
AFLAC Inc.
6.500%, 04/15/2009		700,000	717,719
Allstate Life
4.500%, 05/29/2009		690,000	680,160
American Express Credit Corp.
3.000%, 05/16/2008		550,000	533,987
Ameriprise Financial, Inc.
5.350%, 11/15/2010		300,000	300,928
Citigroup Inc.
3.625%, 02/09/2009		100,000	97,091
4.125%, 02/22/2010		1,400,000	1,359,050
General Electric Capital Corp.
4.125%, 09/01/2009		1,650,000	1,609,743
4.250%, 06/15/2012		150,000	143,014
Goldman Sachs Group
5.700%, 09/01/2012		1,050,000	1,070,642
International Lease Finance Corp.
4.750%, 02/15/2008		150,000	148,829
4.750%, 01/13/2012		2,000,000	1,946,754
Key Bank N.A.
6.500%, 10/15/2027		500,000	509,016
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010		50,000	48,706
Merrill Lynch
4.250%, 02/08/2010		1,100,000	1,069,643
Morgan Stanley
4.250%, 05/15/2010		1,100,000	1,063,864
Northern Trust Corp.
5.300%, 08/29/2011		325,000	326,416
Protective Life Secured Trust
3.700%, 11/24/2008		1,100,000	1,069,426
Reliastar Financial Corp.
6.500%, 11/15/2008		1,550,000	1,579,789
SLM Corp.
4.000%, 01/15/2010		600,000	579,131
5.537%, 07/26/2010		775,000	775,920
Wells Fargo & Co.
5.300%, 08/26/2011		250,000	251,253
Western Financial Bank Irvine California
9.625%, 05/15/2012		425,000	464,591
			16,345,672
Rainier Balanced Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

Industrials - 2.2%
Amgen Inc.
4.000%, 11/18/2009		550,000	533,957
Caterpillar Financial Services Corp.
5.125%, 10/12/2011		800,000	795,333
Cisco Systems Inc 5.25 2/22/11
5.250%, 02/22/2011		350,000	351,201
Home Depot, Inc.
5.200%, 03/01/2011		1,000,000	995,686
Target Corp.
5.875%, 07/15/2016		250,000	258,469
UnitedHealth Group Inc.
3.300%, 01/30/2008		500,000	489,178
Wellpoint, Inc.
4.250%, 12/15/2009		500,000	486,351
			3,910,175

TOTAL CORPORATE BONDS
(Cost $20,514,903)			$20,255,847

MORTGAGE PASS-THROUGH SECURITIES (4.1%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019		474,319	457,797
Pool #G18110, 5.500%, 04/01/2021		188,362	188,276
Pool #G01779, 5.000%, 04/01/2035		630,288	608,999
Pool #G02327, 6.500%, 08/01/2036		175,521	178,830
			1,433,902
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018		369,490	364,168
Pool #725690, 6.000%, 08/01/2034		1,101,814	1,110,416
Pool #807942, 5.500%, 12/01/2034		785,403	777,228
Pool #735394, 6.500%, 02/01/2035		201,528	205,805
Pool #824940, 5.500%, 06/01/2035		561,672	555,432
Pool #745275, 5.000%, 02/01/2036		330,339	319,125
			3,332,174

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $4,783,222)			$4,766,076

U.S. GOVERNMENT AGENCY (7.7%)
Federal Home Loan Bank
3.375%, 02/15/2008		750,000	735,283
4.750%, 08/13/2010		200,000	198,975
5.625%, 06/13/2016		825,000	850,627
			1,784,885
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009		1,500,000	1,563,211
5.750%, 01/15/2012		375,000	388,297
4.500%, 07/15/2013		975,000	950,469
			2,901,977
Federal National Mortgage Association
4.625%, 06/01/2010		785,000	776,531
5.375%, 11/15/2011		1,250,000	1,275,229
4.750%, 02/21/2013		1,500,000	1,483,813
5.375%, 07/15/2016		375,000	386,090
5.240%, 08/07/2018		500,000	494,095
			4,415,758

TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,087,933)			$9,102,620
Rainier Balanced Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

U.S. TREASURY NOTES (4.9%)
5.625%, 05/15/2008		$750,000	$757,091
4.875%, 08/31/2008		750,000	750,176
4.250%, 08/15/2013		1,750,000	1,706,661
4.250%, 11/15/2014		1,000,000	970,391
4.500%, 02/15/2016		1,600,000	1,575,002

TOTAL U.S. TREASURY NOTES			$5,759,321
(Cost $5,799,110)

TOTAL DEBT SECURITIES
(Cost $42,094,694)			$41,816,963

		Shares	Value

COMMON STOCKS (63.2%)

Consumer Discretionary (6.1%)
Best Buy Co, Inc.		13,350	$656,686
Comcast Corp. Cl. A *		29,150	1,233,919
Hilton Hotels Corp.		26,650	930,085
J.C. Penney Co., Inc.		5,000	386,800
Kohl's Corp. *		18,300	1,252,269
News Corp.		44,600	958,008
Panera Bread Co. *		10,700	598,237
Target Corp.		11,650	664,633
Tiffany & Co.		11,250	441,450
			7,122,087
Consumer Staples (5.2%)
CVS Corp.		21,450	663,020
Fomento Economico Mexicano S.A. de C.V. - ADR		4,450	515,132
PepsiCo, Inc.		34,724	2,171,986
Procter & Gamble Co.		42,649	2,741,051
			6,091,189
Energy (6.7%)
Diamond Offshore Drilling, Inc.		13,100	1,047,214
EnCana Corp.		18,300	840,885
Exxon Mobil Corp.		15,306	1,172,899
National-Oilwell Varco, Inc. *		13,000	795,340
Noble Energy, Inc.		7,500	368,025
Royal Dutch Shell PLC - ADR		8,850	626,491
Schlumberger Limited		20,250	1,278,990
Total SA - ADR		12,750	916,980
Transocean, Inc. *		10,500	849,345
			7,896,169
Financials (13.1%)
ACE Limited		14,500	878,265
American Express		15,800	958,586
American International Group, Inc.		26,038	1,865,883
Assurant, Inc.		8,400	464,100
Bank of America Corp.		31,052	1,657,866
Capital One Financial Corp.		7,750	595,355
Chubb Corp.		21,300	1,126,983
Citigroup, Inc.		8,097	451,003
Franklin Resources, Inc.		11,075	1,220,133
Genworth Financial, Inc.		8,200	280,522
Goldman Sachs Group, Inc.		2,900	578,115
J.P. Morgan Chase & Co.		15,900	767,970
Lehman Brothers Holdings Inc.		11,850	925,722
Northern Trust Corp.		12,050	731,315
Prudential Financial, Inc.		20,000	1,717,200
W.R. Berkley Corp.		12,000	414,120
Wells Fargo & Co.		22,450	798,322
			15,431,460
Rainier Balanced Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Shares	Value

Health Care (8.5%)
Aetna, Inc.		13,450	$580,771
Amgen Inc. *		14,150	966,586
Barr Pharmaceuticals, Inc. *		7,100	355,852
Caremark Rx, Inc.		5,250	299,827
Cytyc Corp. *		11,150	315,545
Genzyme Corp. *		6,400	394,112
Gilead Sciences, Inc. *		18,200	1,181,726
Johnson & Johnson		15,425	1,018,359
Medtronic, Inc.		15,200	813,352
Novartis AG - ADR		24,450	1,404,408
Omnicare, Inc.		6,350	245,301
Roche Holding Ltd, AG - ADR		6,450	577,261
Shire Pharmaceuticals Group PLC - ADR		6,650	410,704
Wyeth		27,300	1,390,116
			9,953,920
Industrials (8.6%)
Boeing Co.		8,500	755,140
Caterpillar Inc.		6,300	386,379
CSX Corp.		17,000	585,310
Deere & Co.		4,100	389,787
FedEx Corp.		7,600	825,512
GATX Corp.		8,100	350,973
General Electric Co.		66,550	2,476,325
Honeywell International Inc.		8,900	402,636
Joy Global Inc.		12,937	625,375
McDermott International, Inc. *		17,300	879,878
Precision Castparts Corp.		9,650	755,402
Rockwell Automation, Inc.		5,750	351,210
Southwest Airlines Co.		42,700	654,164
United Technologies Corp.		11,800	737,736
			10,175,827
Information Technology (11.4%)
Adobe Systems, Inc. *		13,100	538,672
Apple Computer, Inc. *		8,300	704,172
ASML Holding N.V. - ADR *		23,450	577,574
Autodesk, Inc. *		17,650	714,119
Cisco Systems, Inc. *		47,291	1,292,463
Citrix Systems, Inc. *		17,750	480,137
Comverse Technology, Inc. *		21,700	458,087
Corning, Inc. *		39,250	734,368
Google, Inc. Cl. A *		1,575	725,256
Hewlett-Packard Co.		29,500	1,215,105
Intersil Corp.		15,750	376,740
Marvell Technology Group Ltd. *		31,800	610,242
Microchip Technology, Inc.		14,850	485,595
Microsoft Corp.		35,500	1,060,030
Oracle Corp. *		52,550	900,707
QUALCOMM, Inc.		18,700	706,673
SAP AG - ADR		10,250	544,275
Texas Instruments, Inc.		19,150	551,520
Trimble Navigation Ltd. *		3,900	197,847
Yahoo!, Inc. *		22,850	583,589
			13,457,171
Materials (1.6%)
Alcoa, Inc.		10,600	318,106
Allegheny Technologies, Inc.		7,450	675,566
United States Steel Corp.		5,900	431,526
Weyerhaeuser Co.		6,800	480,420
			1,905,618
Telecommunication Services (1.1%)
America Movil S.A. de C.V. - ADR		28,300	1,279,726

Utilities(0.9%)
Constellation Energy Group, Inc.		4,900	337,463
Dominion Resources, Inc.		3,100	259,904
TXU Corp.		9,300	504,153
			1,101,520

TOTAL COMMON STOCKS
(Cost $57,250,627)			$74,414,687

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

		Principal
		Amount	Value

SHORT TERM INVESTMENTS (1.4%)

Commercial Paper (1.3%)
Countrywide
5.400%, 01/03/2007		$1,581,000	$1,580,526

Variable Rate Demand Notes (0.1%) **
Wisconsin Corp. Central Credit Union
4.990%, 12/31/2031		103,856	103,856

TOTAL SHORT TERM INVESTMENTS
(Cost $1,684,382)			$1,684,382

TOTAL INVESTMENTS (100.1%)			$117,916,032
(Cost $101,029,703)

Liabilities in Excess of Other Assets (0.1%)			(67,102)
TOTAL NET ASSETS (100.0%)			$117,848,930

ADR	American Depository Receipt
*	Non-income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
	The interest rate shown is as of December 31, 2006

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$101,338,632
Gross tax unrealized appreciation		17,962,875
Gross tax unrealized depreciation		(1,385,475)
Net tax unrealized appreciation		$16,577,400

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal
	Amount	Value

DEBT SECURITIES (96.0%)

ASSET BACKED SECURITIES (4.5%)

Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	$1,750,000	$1,774,822
Series 2003-A3, 3.100%, 03/10/2010	500,000	487,887
MBNA Credit Card Master Note
Series 2004-4A, 2.700%, 09/15/2009	500,000	496,713

TOTAL ASSET BACKED SECURITIES
(Cost $2,731,522)		$2,759,422

CORPORATE BONDS (54.3%)

Finance (41.3%)
AFLAC Inc.
6.500%, 04/15/2009	2,150,000	2,204,423
Allstate Life
4.500%, 05/29/2009	1,075,000	1,059,669
American Express Credit Corp.
3.000%, 05/16/2008	1,350,000	1,310,695
Ameriprise Financial, Inc.
5.350%, 11/15/2010	600,000	601,856
Citigroup Inc.
3.625%, 02/09/2009	935,000	907,802
5.625%, 08/27/2012	1,100,000	1,117,255
Countrywide Home Loans
5.625%, 05/15/2007	750,000	750,640
3.250%, 05/21/2008	500,000	486,241
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,034,640
4.250%, 06/15/2012	1,350,000	1,287,122
Goldman Sachs Group
5.700%, 09/01/2012	1,325,000	1,351,048
International Lease Finance Corp.
4.750%, 02/15/2008	1,550,000	1,537,902
4.750%, 01/13/2012	1,325,000	1,289,725
Key Bank N.A.
6.500%, 10/15/2027	500,000	509,016
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	1,000,000	974,113
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,337,054
Morgan Stanley
4.250%, 05/15/2010	1,375,000	1,329,830
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,069,425
Reliastar Financial Corp.
6.500%, 11/15/2008	2,000,000	2,038,438
SLM Corp.
4.000%, 01/15/2010	1,150,000	1,110,002
5.537%, 07/26/2010	1,050,000	1,051,246
Wells Fargo & Co New
5.300%, 08/26/2011	250,000	251,253
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	983,839
		25,593,234
Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal
	Amount	Value

Industrials (13.0%)
Amgen Inc.
4.000%, 11/18/2009	$1,050,000	$1,019,373
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	984,001
5.125%, 10/12/2011	1,000,000	994,166
Cisco Systems Inc.
5.250%, 02/22/2011	950,000	953,259
Home Depot, Inc.
5.200%, 03/01/2011	1,175,000	1,169,931
Target Corp.
5.875%, 07/15/2016	250,000	258,469
UnitedHealth Group Inc.
3.300%, 01/30/2008	700,000	684,850
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	972,702
5.000%, 01/15/2011	1,000,000	988,687
		8,025,438

TOTAL CORPORATE BONDS
(Cost $34,103,259)		$33,618,672

MORTGAGE PASS-THROUGH SECURITIES (9.6%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	357,547	345,092
Pool #G18110, 5.500%, 04/01/2021	256,814	256,696
Pool #G01779, 5.000%, 04/01/2035	478,873	462,698
Pool #G02327, 6.500%, 08/01/2036	512,457	522,118
		1,586,604
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	278,848	274,832
Pool #725690, 6.000%, 08/01/2034	1,147,155	1,156,111
Pool #807942, 5.500%, 12/01/2034	591,646	585,488
Pool #735394, 6.500%, 02/01/2035	154,287	157,561
Pool #824940, 5.500%, 06/01/2035	393,769	389,394
Pool #255813, 5.000%, 08/01/2035	947,095	914,946
Pool #735896, 6.000%, 09/01/2035	467,727	471,142
Pool #745275, 5.000%, 02/01/2036	450,719	435,419
		4,384,893

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $5,995,521)		$5,971,497

U.S. GOVERNMENT AGENCY (15.1%)
Federal Home Loan Bank
5.750%, 05/15/2008	250,000	252,108
4.000%, 11/13/2009	500,000	487,438
5.625%, 06/13/2016	1,250,000	1,288,829
		2,028,375
Federal Home Loan Mortgage Corp.
3.875%, 06/15/2008	2,500,000	2,458,732
6.625%, 09/15/2009	1,000,000	1,042,141
5.750%, 01/15/2012	250,000	258,864
4.500%, 07/15/2013	700,000	682,388
		4,442,125
Federal National Mortgage Association
5.375%, 11/15/2011	1,200,000	1,224,220
4.625%, 06/01/2010	1,000,000	989,211
5.375%, 07/15/2016	250,000	257,394
5.240%, 08/07/2018	425,000	419,981
		2,890,806

TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,334,780)		$9,361,306
Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal
	Amount	Value

U.S. TREASURY NOTES (12.6%)
6.000%, 08/15/2009	$150,000	$154,576
3.625%, 01/15/2010	750,000	727,090
3.875%, 05/15/2010	500,000	487,364
4.250%, 08/15/2013	1,250,000	1,219,044
4.000%, 02/15/2014	1,500,000	1,436,310
4.750%, 05/15/2014	1,250,000	1,253,614
4.250%, 11/15/2014	1,300,000	1,261,508
4.500%, 02/15/2016	1,300,000	1,279,689

TOTAL U.S. TREASURY NOTES
(Cost $7,911,956)		$7,819,195

TOTAL DEBT SECURITIES
(Cost $60,077,038)		$59,530,092

SHORT TERM INVESTMENTS (1.4%)

Commercial Paper (1.3%)
Countrywide
5.400%, 01/03/2007	$786,000	785,764

Variable Rate Demand Notes (0.1%) **
Wisconsin Corp. Central Credit Union
4.869%, 12/31/2031	87,492	87,492

TOTAL SHORT TERM INVESTMENTS
(Cost $873,256)		$873,256

TOTAL INVESTMENTS (97.5%)
(Cost $60,950,294)		$60,403,348

Other Assets in Excess of Liabilities (2.5%)		1,576,964
TOTAL NET ASSETS (100.0%)		$61,980,312

**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
The interest shown is as of December 31, 2006

+ At December 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$60,950,487
Gross tax unrealized appreciation	160,059
Gross tax unrealized depreciation	(701,197)
Net tax unrealized appreciation	$(541,138)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title) /S/ GLENN HABER
                                                                   Glenn Haber
                                                   Chief Executive Officer and Treasurer

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ GLENN HABER
                                                     Glenn Haber
                                                     Chief Executive Officer and Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.